Income taxes - Reconciliation of tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes.
Operating tax loss carry-forwards	$ 59,600,000
Operating tax loss carry-forwards that will expire between 2033 and 2040	5,910,000
Reconciliation of income taxes
Accounting Net Loss before income tax - Greenbrook TMS	(24,751,488)	$ (29,663,540)	$ (15,909,879)
Accounting Net Loss before income tax - non-controlling interest	(108,430)	(739,181)	57,590
Accounting Net Loss before income tax	(24,859,918)	(30,402,721)	(15,852,289)
Income tax provision at statutory rate 25.38% (December 31, 2020 - 25.75%; December 31, 2019 - 25.95%)	(6,309,447)	(7,828,701)	(4,113,669)
Non-controlling interest	27,520	190,339	(14,945)
Non-deductible expenses and other permanent differences	(786,853)	(4,202)	119,258
Future rate differential	563,948	(20,880)	(81,857)
Change in unrecognized deferred tax assets	$ 6,504,832	$ 7,663,444	$ 4,091,213
Statutory rate	25.38%	25.75%	25.95%